UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

GRATIO VALUES FUND (GRVLX)

Semi-Annual Report

July 31, 2008

1-877-25-GRATIO

(1-877-254-7284)

www.gratiofunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Gratio Values Fund
PORTFOLIO REVIEW
July 31, 2008 (Unaudited)

Top Holdings by Industry	% of Net Assets
Insurance	10.1%
Retail	9.1%
Telecommunications	8.5%
REIT's	6.8%
Holding Companies	2.6%
Internet	2.4%
Oil & Gas	2.3%
Diversified Financial Services	2.2%
Healthcare - Services	2.0%
Software	1.6%
Other, Cash & Cash Equivalents	52.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 48.2%
		COMMERCIAL SERVICES - 0.6%
	80	TravelCenters of America LLC *	$ 212

		DIVERSIFIED FINANCIAL SERVICES - 2.2%
	22	American Express Co.	817

		HEALTHCARE - SERVICES - 2.0%
	50	Birner Dental Management Services, Inc.	758

		HOLDING COMPANIES - 2.6%
	85	Resource America, Inc. Cl. A	994

		INSURANCE - 10.1%
	1	Berkshire Hathaway, Inc. Cl. B *	3,829

		INTERNET - 2.4%
	175	Chordiant Software, Inc. *	912

		OIL & GAS - 2.3%
	90	Harvest Natural Resources, Inc. *	887

		REITS - 6.8%
	115	NorthStar Realty Finance Corp.	964
	400	Winthrop Realty Trust	1,612
			2,576
		RETAIL - 9.1%
	55	American Eagle Outfitters, Inc.	770
	110	Borders Group, Inc.	539
	70	RadioShack Corp.	1,168
	12	Sears Holding Corp. *	972
			3,449
		SOFTWARE - 1.6%
	10	Microstrategy, Inc. Cl. A *	604

	See accompanying notes to financial statements.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2008 (Unaudited)
	Shares		Value
		TELECOMMUNICATIONS - 8.5%
	200	ACME Packet, Inc. *	$ 972
	220	Airvana, Inc.*	1,320
	45	Neustar, Inc. Cl. A *	944
			3,236

		TOTAL COMMON STOCKS (Cost $20,555)	18,274

		SHORT-TERM INVESTMENTS - 48.0%
	18,223	BNY Hamilton Money Fund, Premier Shares, 2.19% **	18,223
		(Cost $18,223)

		TOTAL INVESTMENTS - 96.2% (Cost $38,779) (a)	$ 36,497
		ASSETS LESS OTHER LIABILITIES - 3.8%	1,437
		NET ASSETS - 100.0%	$ 37,934

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 602
		Unrealized depreciation	(2,884)
		Net unrealized depreciation	$ (2,282)
	Cost for federal tax purposes is substantially the same.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.

	See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 38,779
At value	$ 36,497
Dividends and interest receivable	46
Due from advisor	33,834
TOTAL ASSETS	70,377

LIABILITIES
Fees payable to other affiliates	7,382
Payable for investments purchased	945
Distribution (12b-1) fees payable	8
Accrued expenses and other liabilities	24,108
TOTAL LIABILITIES	32,443
NET ASSETS	$ 37,934

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 40,000
Accumulated net investment income	152
Accumulated net realized gain from security transactions	64
Net unrealized depreciation of investments	(2,282)
NET ASSETS	$ 37,934

Shares of beneficial interest outstanding	4,026

Net asset value, offering price and redemption price per share	$ 9.42

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2008 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 246
Dividends	115
TOTAL INVESTMENT INCOME	361

EXPENSES
Administrative services fees	23,733
Accounting services fees	10,257
Legal fees	9,123
Transfer agent fees	8,120
Compliance officer fees	7,377
Audit fees	6,842
Registration fees	6,842
Trustees' fees and expenses	3,674
Custodian fees	1,796
Printing and postage expenses	1,774
Investment advisory fees	179
Insurance expense	137
Distribution (12b-1) fees	39
Other expenses	913
TOTAL EXPENSES	80,806

Fees waived / reimbursed by the Advisor	(80,597)

NET EXPENSES	209
NET INVESTMENT INCOME	152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	64
Net change in unrealized depreciation of investments	(2,282)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,218)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (2,066)

(a) The Gratio Values Fund commenced operations on February 25, 2008.

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2008
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$ 152
Net realized gain from security transactions	64
Net change in unrealized depreciation of investments	(2,282)
Net decrease in net assets resulting from operations	(2,066)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	40,000
Payments for shares redeemed	-
Net increase in net assets from shares of beneficial interest	40,000

TOTAL INCREASE IN NET ASSETS	37,934

NET ASSETS
Beginning of Period	-
End of Period*	$ 37,934
* Includes accumulated net investment gain of:	$ 152

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	4,026
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	4,026

(a) The Gratio Values Fund commenced operations February 25, 2008.

See accompanying notes to financial statements.

Gratio Values Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the Period
	Ended
	July 31, 2008
	(Unaudited) (1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.04
Net realized and unrealized
loss on investments	(0.62)
Total from investment operations	(0.58)

Net asset value, end of period	$ 9.42

Total return	(5.80%)	(2)

Net assets, end of year (000s)	$ 38

Ratio of gross expenses to average
net assets	521.19%	(3)
Ratio of net expenses to average
net assets	1.35%	(3)
Ratio of net investment income
to average net assets	0.98%	(3)

Portfolio Turnover Rate	16%	(2)

(1) The Gratio Values Fund commenced operations on February 25, 2008.
(2) Not Annualized.
(3) Annualized.

See accompanying notes to financial statements.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2008 (Unaudited)

1.

ORGANIZATION

The Gratio Values Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, include the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 25, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at fair value:

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Effective February 25, 2008, the Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). As of the period ended July 31, 2008, the Fund did not have a liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $22,584 and $2,093, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Sherwood Advisors, LLC (D.B.A. Gratio Capital) serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.  For the period ended July 31, 2008, the Fund incurred $179 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.35% per annum of the Fund’s average daily net assets.  During the period ended July 31, 2008 the Advisor waived fees totaling $80,597.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.35% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.35% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.35% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2008 there was $80,597 of fee waivers subject to recapture by the Advisor through January 31, 2012.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended July 31, 2008 the Fund paid $39 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS did not collect any fees for the period ended July 31, 2008. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2008, the Fund incurred expenses of $7,377 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2008, GemCom collected amounts totaling $1,401 for EDGAR and printing services performed.

Approval of Advisory Agreement – Gratio Values Fund

In connection with a regular Board meeting held on March 30, 2007 (the “2007 Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between the Trust and Sherwood Advisors, LLC (D.B.A. Gratio Capital) (“Gratio Capital” or the “Advisor”), on behalf of The Gratio Values Fund (the “Fund”).  In connection with a regular Board meeting held on February 21, 2008 (the “2008 Meeting”, collectively with the 2007 Meeting, the “Meetings”), due to a change of ownership control of the Advisor, the Board, including the Independent Trustees, discussed the re-approval of the Agreement.  In considering the Agreement, the Board interviewed the Advisor during the 2007 Meeting and received materials specifically relating to the Agreement at both Meetings.  These materials included: (a) information on the investment performance of the Advisor, a peer group of funds and appropriate indices with respect to the existing accounts of the Advisor; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Advisor including information on (a) the overall organization of the Advisor, (b) investment management staffing, (c) the financial condition of the Advisor.

In their consideration of the Agreement at both Meetings, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Advisor during the 2007 Meeting regarding the Fund’s investment strategies.  The Trustees discussed with a representative of Gratio Capital the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  During the 2007 Meeting, the Trustees concluded that the Advisor has the ability to provide a level of service consistent with the Board's expectations. Upon review of the change of ownership structure of Gratio Capital during the 2008 Meeting, the Board agreed that it would not significantly impact the Advisor’s ability to provide quality services to the shareholders of the Fund.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Advisor’s past performance with its existing accounts, as well as other factors relating to the Advisor’s track record. The Board concluded that the Advisor’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Advisor would charge a 1.15% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund and the overall duties of the Advisor.  The Board, including the Independent Trustees, next considered the estimated Fund expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Advisor has agreed to reduce its fees and/or absorb expenses of the Fund, at least until May 31, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 1.35% of the average daily net assets of the Fund’s shares and found it to be beneficial to shareholders.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quantity of the services the Fund expected to receive from the Advisor, and the level of fees paid by funds in the peer group.

Approval of Advisory Agreement – Gratio Values Fund (continued)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Advisor in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Advisor from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Advisor’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement during the 2007 Meeting, and re-approved the Advisory Agreement during the 2008 Meeting.

Gratio Values Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the Gratio Values Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gratio Values Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 25, 2008 (commencement of operations) through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gratio Values Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/25/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/25/08 – 7/31/08
Actual	$1,000.00	$942.00	$5.66*

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08
Hypothetical** (5% return before expenses)	$1,000.00	$1,018.15	$6.77***

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.35%, multiplied by the number of days in the period (158) divided by the number of days in the fiscal year (366).

** The hypothetical example assumes that the Fund was in operation for the full sixth months ended 7/31/08.

***Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.35%, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-254-7284 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-254-7284.

INVESTMENT ADVISOR

Sherwood Advisors, LLC (D.B.A. Gratio Capital)

155 Water St.

Brooklyn, New York 10201

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/08